Provisions for employee benefits - Maturity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 748	€ 786
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 353	€ 341
Other benefit plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of benefit obligation	2 years 3 months 18 days	2 years 6 months
Other benefit plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 107	€ 94
Other benefit plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	103	95
Other benefit plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	86	85
Other benefit plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	30	30
Other benefit plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	14	16
Other benefit plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	13	21
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 156	€ 177
Italian defined benefit plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	6 years 9 months 18 days	7 years 6 months
Italian defined benefit plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 14	€ 14
Italian defined benefit plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	13	13
Italian defined benefit plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	14	14
Italian defined benefit plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	16	17
Italian defined benefit plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	18	15
Italian defined benefit plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	81	104
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 121	€ 142
Foreign defined benefit plan | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	13 years 7 months 6 days	13 years 2 months 12 days
Foreign defined benefit plan | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 24	€ 29
Foreign defined benefit plan | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	22	28
Foreign defined benefit plan | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	23	26
Foreign defined benefit plan | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	22	35
Foreign defined benefit plan | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	23	31
Foreign defined benefit plan | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	(7)
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 118	€ 126
FISDE and other foreign medical plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	10 years 9 months 18 days	11 years 6 months
FISDE and other foreign medical plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 9	€ 7
FISDE and other foreign medical plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	9	7
FISDE and other foreign medical plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 79	€ 91